Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations

The following is a summary of income before taxes and noncontrolling interest for domestic and foreign operations (thousands of dollars):

Year ended December 31,	2015	2014	2013
U.S.	$221,660	$221,471	$222,815
Foreign	(2,328)	(1,950)	—

Total income before income taxes	$219,332	$219,521	$222,815

Summary of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2015	2014	2013
Current:
Federal	$21,321	$1,739	$3,549
State	9,899	5,073	5,107
Foreign	650	2,193	—

	31,870	9,005	8,656

Deferred:
Federal	51,132	71,439	67,414
State	(2,574)	614	1,872
Foreign	(526)	(2,685)	—

	48,032	69,368	69,286

Total income tax expense	$79,902	$78,373	$77,942

Significant Components of Deferred Income Tax Expense (Benefit)

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2015	2014	2013
Deferred federal and state:
Property-related items	$65,931	$52,814	$62,737
Purchased gas cost adjustments	(32,993)	15,049	16,189
Employee benefits	623	109	(2,769)
All other deferred	15,332	2,257	(6,010)

Total deferred federal and state	48,893	70,229	70,147
Deferred ITC, net	(861)	(861)	(861)

Total deferred income tax expense	$48,032	$69,368	$69,286

Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate for 2013, 2014, and 2015 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2015	2014	2013
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	1.8	1.9	2.4
Property-related items	0.1	0.1	0.1
Tax credits	(0.4)	(0.5)	(0.4)
Company owned life insurance	0.1	(1.0)	(2.1)
All other differences	(0.2)	0.2	—

Consolidated effective income tax rate	36.4%	35.7%	35.0%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2015	2014
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$1,614	$2,146
Employee benefits	36,923	31,557
Alternative minimum tax credit	4,809	20,172
Net operating losses and credits	868	9,719
Interest rate swap	7,351	8,622
Other	24,636	25,872
Valuation allowance	(499)	(253)

	75,702	97,835

Deferred tax liabilities:
Property-related items, including accelerated depreciation	794,850	736,810
Regulatory balancing accounts	743	33,736
Unamortized ITC	2,549	3,410
Debt-related costs	5,497	5,066
Intangibles	9,547	12,792
Other	31,533	27,600

	844,719	819,414

Net deferred tax liabilities	769,017	721,579

Current	—	(2,109)
Noncurrent	769,017	723,688

Net deferred tax liabilities	$769,017	$721,579

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2015	2014
Unrecognized tax benefits at beginning of year	$305	$—
Gross increases-tax positions in prior period	—	305
Gross decreases-tax positions in prior period	(9)	—
Gross increases-current period tax positions	—	—
Gross decreases-current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—

Unrecognized tax benefits at end of year	$296	$305